UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE 19934
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: July 1, 2022 - June 30, 2023

Utah Focus Fund Proxy Vote Records
Traeger Inc.
Security	89269P103	Meeting Type		Annual
Ticker Symbol	COOK	Meeting Date		30-May-23
Record Date	23-May-23
Item	Proposal	Type	Vote	Management Recommendation
1.1	Elect Director: Martin Eltrich	Management	For	For
1.2	Elect Director: James Manges	Management	For	For
1.3	Elect Director: Steven Richman	Management	For	For
1.4	Elect Director: Harjit Shoan	Management	For	For
2	To ratify Ernst & Young LLP as the accounting firm for the fiscal year ending 12/31/23	Management	For	For

Nu Skin Enterprises, Inc.
Security	67018T105	Meeting Type		Annual
Ticker Symbol	NUS	Meeting Date		6-Jun-23
Record Date	23-May-23
Item	Proposal	Type	Vote	Management Recommendation
1.1	Election of Director: Emma S. Battle	Management	For	For
1.2	Election of Director: Daniel W. Campbell	Management	For	For
1.3	Election of Director: Andrew D. Lipman	Management	For	For
1.4	Election of Director: Steven J. Lund	Management	For	For
1.5	Election of Director: Ryan S. Napierski	Management	For	For
1.6	Election of Director: Laura Nathanson	Management	For	For
1.7	Election of Director: Thomas R. Pisano	Management	For	For
1.8	Election of Director: Zheqing (Simon) Shen	Management	For	For
1.9	Election of Director: Edwina D. Woodbury	Management	For	For
2	Advisory approval of our executive compensation	Management	For	For
3	Advisory vote on the frequency of future stockholder advisory votes on our executive compensation	Management	1 Year	1 Year
4	Ratification of the selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2023	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STARBOARD INVESTMENT TRUST
___________________________

By:	Katherine M. Honey President and Principal Executive Officer

Date:	August 16, 2023